Balance Sheets - Parenthetical - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Details
Debt Securities, Available-for-sale, Amortized Cost	$ 10,100	$ 10,650
Common Stock, Par or Stated Value Per Share	$ 5	$ 5
Common Stock, Shares Authorized	1,000	1,000
Common Stock, Shares, Issued	1,000	1,000
Common Stock, Shares, Outstanding	1,000	1,000
Tax expense (benefit) in Accumulated Other Comprehensive Income	$ (154)	$ 6